CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)	Total
Balances at Dec. 31, 2016	$ 65	$ 510,544	$ (219)	$ (11,629)	$ 498,761
Balances (in shares) at Dec. 31, 2016	64,978,418
Increase (Decrease) in Stockholders' Equity
Net income (loss)				18,961	18,961
Stock-based compensation		2,524			2,524
Exercise of stock options		101			101
Exercise of stock options (in shares)	12,920
Vesting of restricted stock (in shares)	5,313
Foreign currency translation adjustments, net of tax			333		333
Balances at Dec. 31, 2017	$ 65	513,169	114	7,332	520,680
Balances (in shares) at Dec. 31, 2017	64,996,651
Increase (Decrease) in Stockholders' Equity
Net income (loss)				(13,446)	(13,446)
Stock-based compensation		2,848			2,848
Vesting of restricted stock (in shares)	10,625
Repurchase of common stock		(76)			(76)
Repurchase of common stock (in shares)	(6,460)
Foreign currency translation adjustments, net of tax			(901)		(901)
Balances at Dec. 31, 2018	$ 65	515,979	(787)	(6,152)	509,105
Balances (in shares) at Dec. 31, 2018	65,000,816
Increase (Decrease) in Stockholders' Equity
Cumulative-effect adjustment for adoption of ASU 2016-09		38		(38)
Net income (loss)				(4,879)	(4,879)
Stock-based compensation		1,059			1,059
Vesting of restricted stock (in shares)	5,312
Foreign currency translation adjustments, net of tax			215		215
Balances at Mar. 31, 2019	$ 65	517,038	(572)	(11,031)	505,500
Balances (in shares) at Mar. 31, 2019	65,006,128
Balances at Dec. 31, 2018	$ 65	515,979	(787)	(6,152)	509,105
Balances (in shares) at Dec. 31, 2018	65,000,816
Increase (Decrease) in Stockholders' Equity
Net income (loss)				(1,504)	(1,504)
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and offering costs	$ 15	194,564			194,579
Issuance of common stock upon initial public offering, net of underwriting discounts and commissions and offering costs (in shares)	14,375,000
Stock-based compensation		6,332			6,332
Exercise of stock options		1,571			1,571
Exercise of stock options (in shares)	199,522
Vesting of restricted stock (in shares)	57,162
Foreign currency translation adjustments, net of tax			388		388
Balances at Dec. 31, 2019	$ 80	718,446	(399)	(7,656)	710,471
Balances (in shares) at Dec. 31, 2019	79,632,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)				(4,166)	(4,166)
Stock-based compensation		2,600			2,600
Exercise of stock options		135			135
Exercise of stock options (in shares)	273,444
Vesting of restricted stock (in shares)	17,170
Foreign currency translation adjustments, net of tax			(1,015)		(1,015)
Balances at Mar. 31, 2020	$ 80	$ 721,181	$ (1,414)	$ (11,822)	$ 708,025
Balances (in shares) at Mar. 31, 2020	79,923,114